Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended			6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Class A Common Stock	Mar. 31, 2013 Class A Common Stock Restricted Stock	Mar. 31, 2013 Class B Common Stock	Jun. 30, 2013 Class B Common Stock	Mar. 31, 2013 Class C Common Stock	Jun. 30, 2013 Class C Common Stock	Mar. 31, 2013 Convertible preferred stock	Jun. 30, 2013 Convertible preferred stock
Class of Stock [Line Items]
Partnership distributions	$ 20,379	$ 33,699	$ 186,620	$ 53,507	$ 135,039	$ 122,822	$ 54,338
Number of shares issued on IPO								12,712,279		26,271,120		28,442,643	391,518	2,565,463
Grants in period									16,670
Exchange ratio to common stock									One-for-one						One-for-one
Number of Shares Cancelled											432,118